Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation [Abstract]
Stock-Based Compensation

NOTE 20 – STOCK-BASED COMPENSATION

At the 2016 Annual Shareholders Meeting, the shareholders of the Corporation adopted the United Bancshares, Inc. 2016 Stock Option Plan (the “Plan”), which permits the Corporation to award non-qualified stock options to eligible participants.  A total of 250,000 shares are available for issuance pursuant to the Plan.

Under the Plan, the Corporation issued 30,151 options during 2017 at an exercise price of $21.70 and 33,352 options during 2016 at an exercise price of $19.32.  Following is a summary of activity for stock options for the years ended December 31, 2017 and 2016 (number of shares):

	2017	2016
Outstanding, beginning of year	33,352	-
Granted	30,151	33,352
Exercised	-	-
Outstanding, end of year	63,503	33,352
Weighted average exercise price
at end of year	$20.45	$19.32

The options vest over a three-year period on the anniversary of the date of grant.  At December 31, 2017, 11,117 options were vested and outstanding options had a weighted average remaining contractual term of 6.28 years.

The fair value of options granted is estimated at the date of grant using the Black Scholes option pricing model.  Following are assumptions used in calculating the fair value of the options granted in 2017 and 2016:

	2017	2016
Weighted-average fair value of options granted	$7.35	$6.27
Average dividend yield	2.23%	2.31%
Expected volatility	40.00%	40.00%
Rick-free interest rate	2.06%	1.58%
Expected term (years)	7	7

Total compensation expense related to the stock options granted in 2016 is expected to be $209,000 and is being recognized ratably over the 36 month period beginning January 1, 2017.  Total compensation expense related to the stock options granted in 2017 is expected to be $222,000 and is being recognized ratably over the 36 month period beginning August 1, 2017. Stock option expense for outstanding awards amounted to $100,000 for the year ended December 31, 2017.